Summary of Significant Accounting Policies (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the plant and equipment	5 years	5 years